Document and Entity Information	Oct. 04, 2021
Cover [Abstract]
Entity Registrant Name	Gemini Therapeutics, Inc. /DE
Amendment Flag	false
Entity Central Index Key	0001816736
Document Type	8-K
Document Period End Date	Oct. 04, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-39438
Entity Tax Identification Number	85-1612845
Entity Address, Address Line One	300 One Kendall Square
Entity Address, Address Line Two	3rd Floor
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02139
City Area Code	(617)
Local Phone Number	401-4400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	GMTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false